The Company and Basis of Presentation (Details 1) R$ in Thousands		12 Months Ended
	Jul. 23, 2020 BRL (R$)	Dec. 31, 2022 BRL (R$) Item shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$) shares	Jul. 19, 2022 BRL (R$) Installments
The Company and Basis of Presentation
Number of Reportable Segments | Item		2
Capital contribution				R$ 2,426
Consideration transferred		R$ 21,966	R$ 703,258
Issuance of common shares in initial public offering		R$ 0	R$ 0	R$ 1,836,317
Number of shares issued | shares		83,649,887	83,393,851	83,011,585
Share issuance costs, net of taxes				R$ 141,173
Somos Sistemas de Ensino S.A. ("Somos Sistemas")
The Company and Basis of Presentation
Proportion of ownership interest in subsidiary		100.00%	100.00%
Educbank
The Company and Basis of Presentation
Percentage of voting equity interests acquired					45.00%
Consideration transferred					R$ 87,651
Consideration paid in cash					63,814
Business Combination, Remaining consideration to be transferred, acquisition-date fair value					R$ 23,837
Number of installments for contingent consideration payment | Installments					4
Flex Flix Limited [member]
The Company and Basis of Presentation
Percentage of voting equity interests acquired					10.00%
Consideration paid in cash					R$ 8,271
Cogna Group
The Company and Basis of Presentation
Capital contribution	R$ 2,426
Cogna Group | Somos Group | Somos Sistemas de Ensino S.A. ("Somos Sistemas")
The Company and Basis of Presentation
Proportion of ownership interest in subsidiary	100.00%